FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	R$ 89,715,675	R$ 94,025,822
Liabilities, Future Value	122,503,893	131,473,547
Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	17,250,823	16,862,088
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	15,214,646	10,419,010
2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	33,564,427	46,502,773
More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	56,473,997	57,689,675
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	6,347,954	6,206,570
Liabilities, Future Value	6,347,954	6,206,570
Trade accounts payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,347,954	6,206,570
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	74,532,331	74,574,591
Liabilities, Future Value	101,685,556	105,341,912
Loans, financing and debentures | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	9,107,311	6,823,274
Loans, financing and debentures | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	12,248,908	7,899,772
Loans, financing and debentures | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	29,960,769	39,476,527
Loans, financing and debentures | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	50,368,568	51,142,339
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	6,195,984	6,182,530
Liabilities, Future Value	10,891,670	11,053,487
Lease liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,113,507	1,050,947
Lease liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,959,036	992,379
Lease liabilities | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,774,219	2,668,855
Lease liabilities | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,044,908	6,341,305
Liabilities for asset acquisition and subsidiaries
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	280,864	2,062,322
Liabilities, Future Value	313,645	2,203,302
Liabilities for asset acquisition and subsidiaries | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	98,899	1,986,633
Liabilities for asset acquisition and subsidiaries | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	94,575	99,331
Liabilities for asset acquisition and subsidiaries | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	89,293	57,421
Liabilities for asset acquisition and subsidiaries | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	30,878	59,917
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	2,218,716	4,846,795
Liabilities, Future Value	3,125,242	6,515,262
Derivative financial instruments | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	527,889	728,070
Derivative financial instruments | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	827,564	1,341,108
Derivative financial instruments | 2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,740,146	4,299,970
Derivative financial instruments | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	29,643	146,114
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	2,678	5,094
Liabilities, Future Value	2,678	5,094
Dividends payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	2,678	5,094
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Book Value	137,148	147,920
Liabilities, Future Value	137,148	147,920
Other liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	52,585	61,500
Other liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	R$ 84,563	R$ 86,420